Income taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes	Income taxes

	2024	2023
	$	$

Current tax expense
Current year	1,218	1,474
Adjustment for prior years	12	171
	1,230	1,645
Deferred tax expense
Origination and reversal of temporary differences	2,976	(2,892)
Change in unrecognized losses and deductible temporary differences	(7,229)	3,253
	(4,253)	361
	(3,023)	2,006
Rate reconciliation

A reconciliation of income tax expense and the product of accounting income before income taxes multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	2024	2023
	$	$
Income before income taxes	23,713	4,846
Statutory tax rate	26.5%	26.5%

Tax at statutory rate	6,284	1,284
Foreign tax rate differential	(352)	4
Effect of permanent differences	(3,218)	(1,906)
Foreign exchange	1,492	(652)
Change in unrecognized deferred tax asset	(7,229)	3,276
Income tax (recovery) expense	(3,023)	2,006

Deferred tax assets and liabilities

The tax effect of temporary differences that give rise to deferred tax assets and liabilities as at December 31, 2024 and 2023, including the movement in deferred tax balances, are as follows:

	2023	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2024
						$
Deferred tax assets
Non-capital loss carry forwards	2,071	4,514	—	—	—	6,585
Net capital loss carry forwards	4	(4)	—	—	—	—
Reserves	738	25	—	—	—	763
Property, plant and equipment and other assets	445	(241)	—	—	—	204
Share based compensation	—	640	2,063	—	—	2,703
Financing charges	543	(534)	—	—	—	9
Other	56	47	—	—	(47)	56
Reclassification	(3,532)	—	—	—	(1,581)	(5,113)
	325	4,447	2,063	—	(1,628)	5,207
Deferred tax liabilities
Unrealized foreign exchange gains	(79)	(14)	—	—	—	(93)
Contract asset	(3,623)	(430)	—	—	—	(4,053)
Intangible assets	(346)	64	—	—	—	(282)
Property, plant and equipment and other assets	(360)	195	—	—	—	(165)
Pension	(89)	3	—	—	—	(86)
Other	(451)	(12)	—	—	—	(463)
Reclassification	3,532	—	—	—	1,581	5,113
	(1,416)	(194)	—	—	1,581	(29)
Net deferred tax assets / (liabilities)	(1,091)	4,253	2,063	—	(47)	5,178

	2022	Recognized in statement of income	Recognized in equity	Acquired in business combinations	Other	2023
						$
Deferred tax assets
Non-capital loss carry forwards	1,402	(200)	453	416	—	2,071
Net capital loss carry forwards	—	4	—	—	—	4
Reserves	126	612	—	—	—	738
Property, plant and equipment and other assets	895	(450)	—	—	—	445
Financing charges	1,264	(721)	—	—	—	543
Other	48	5	—	—	3	56
Reclassification	(3,617)	—	—	—	85	(3,532)
	118	(750)	453	416	88	325
Deferred tax liabilities
Unrealized foreign exchange gains	(1,203)	1,124	—	—	—	(79)
Contract asset	(2,620)	(1,003)	—	—	—	(3,623)
Intangible assets	(287)	384	—	(443)	—	(346)
Property, plant and equipment and other assets	(373)	13	—	—	—	(360)
Pension	(65)	(24)	—	—	—	(89)
Other	(345)	(105)	—	—	(1)	(451)
Reclassification	3,617	—	—	—	(85)	3,532
	(1,276)	389	—	(443)	(86)	(1,416)
Net deferred tax asset / (liabilities)	(1,158)	(361)	453	(27)	2	(1,091)

The reclassification reflects the offsetting of deferred tax assets and deferred tax liabilities to the extent they relate to the same taxing authorities and there is a legally enforceable right to such offset.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following attributes because it is not probable that future taxable profit will be available against which the Company can realize the benefits. Deferred tax assets for Canadian tax attributes are recognized based on management's determination that sufficient future taxable profits in Canada are expected to be available to utilize the benefits of the associated deductible temporary differences and unused tax losses.

	2024	2023
	$	$
Non-capital loss carry forwards	49,299	72,669
Other deductible temporary differences	14,661	18,370
Total unrecognized deductible temporary differences	63,960	91,039

Non-capital loss carryforwards expire pursuant to the table below and other deductible temporary differences have an unlimited carry forward period pursuant to current tax laws.

Unrecognized non-capital tax losses

Non-capital tax losses for which no deferred tax asset was recognized expire as follows:

	2024	Expiry date	2023	Expiry date
	$		$
Expire	671	2042	24,289	2039-2042
Never expire	48,628	Indefinite	48,381	Indefinite
	49,299		72,670

Unrecognized deferred tax liabilities

As at December 31, 2024, the aggregate amount of temporary differences associated with investments in subsidiaries for which the Company has not recognized deferred tax liabilities is $15,014 (2023 - $8,790) as the Company ultimately controls whether the such liabilities will be incurred and it is satisfied that it will not be incurred in the foreseeable future. The temporary differences relate to undistributed earnings of the Company's subsidiaries.